Inventory - Schedule of detailed information about inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished products	$ 48,546	$ 32,069
Work-in-process	998	967
Stockpiles	284	593
Warehouse materials	14,393	11,693
Total	$ 64,221	$ 45,322